Average Annual Total Returns - Class D Shares - Janus Henderson Short-Term Bond Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	4.18%	1.64%	1.87%	3.79%	Sep. 01, 1992	3.15%	0.89%	1.09%	2.35%	Sep. 01, 1992	2.47%	[1]	0.92%	[1]	1.13%	[1]	2.34%	[1]	Sep. 01, 1992	[1]	4.03%	1.67%	1.54%	3.79%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.